LONG-TERM DEBT AND FINANCING - Finance costs (Details) $ in Thousands, $ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2020 CAD ($)	Mar. 09, 2021 USD ($)	Sep. 30, 2019 CAD ($)
Borrowings:
Finance costs		$ 11,895	$ 29,744	$ 24,808	$ 51,597
DIP Facility
Borrowings:
Finance costs		7,298		14,398
Face value						$ 125.0
Filter Group financing
Borrowings:
Finance costs	[1]	80	169	176	375
Credit Facility
Borrowings:
Finance costs		4,517	5,382	10,234	10,517
Term Loan
Borrowings:
Finance costs	[2]		8,791		18,055
6.75% $100M convertible debentures
Borrowings:
Finance costs	[3]		2,354		4,762
Face value							$ 100,000
6.75% $160M convertible debentures
Borrowings:
Finance costs	[4]		3,452		6,948
Face value		$ 160,000		$ 160,000
6.5% convertible bonds
Borrowings:
Finance costs	[5]		261		536
Supplier finance and others
Borrowings:
Finance costs			$ 9,335		$ 10,404

[1]	Filter Group has a $3.0 million outstanding loan payable to Home Trust Company (“HTC”). The loan is a result of factoring receivables to finance the cost of rental equipment that matures no later than October 2023 with HTC and bears interest at 8.99% per annum. Principal and interest are payable monthly. Filter Group did not file under the CCAA and accordingly, the stay does not apply to Filter Group and any amounts outstanding under the loan payable to Home Trust Company.
[2]	As part of the September 2020 Recapitalization, the 8.75% loan was exchanged for its pro-rata share of the Term Loan and 786,982 common shares. At the time of the September 2020 Recapitalization, the 8.75% loan had USD $207.0 million outstanding plus accrued interest.
[3]	As part of the September 2020 Recapitalization, the 6.75% $100M convertible debentures were exchanged for 3,592,069 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
[4]	As part of the September 2020 Recapitalization, the 6.75% $160M convertible debentures were exchanged for 5,747,310 common shares along with its pro-rata share of the Note Indenture and the payment of accrued interest.
[5]	As part of the September 2020 Recapitalization, the 6.5% convertible bonds were exchanged for its pro-rata share of the Term Loan and 35,737 common shares. At the time of the September 2020 Recapitalization, $9.2 million of the 6.5% convertible bonds were outstanding plus accrued interest.